UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

				FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [  ]    Amendment Number:  _________
           This Amendment: [    ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Seminole Management Co., Inc.
Address:  126 East 56th Street
          New York, NY 10022

Form 13F File Number:  028-11907

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul C. Shiverick
Title:     Co-CEO
Phone:     (212) 838-6055

Signature, Place, and Date of Signing:

/s/Paul C. Shiverick	 New York, New York        August 10, 2011
     [Signature]         [City, State]               [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None,

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Two*

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $1,613,170(in thousands)

List of Other Included Managers:

No.		Name
(1)		Paul C. Shiverick
(2)		Michael P. Messner

* Messrs. Shiverick and Messner, as General Partners and as Investment Managers of a single investment advisory firm, Seminole Management Co., Inc., have investment discretion over the investment portfolios reported herein.

                                                           Mkt        SH/Prn  SH/ PUT/ Investment  Other   Voting
                                                           Value                                           Authority
Name Of Issuer               Title of Class     CUSIP      x$1,000    Amt     Prn CALL Discretion Managers Sole        Shared None
AETNA INC NEW		     COM	        00817Y108  19,714     447,128 SH       SOLE                447,128 	0	0
AGRIUM INC	             COM	        008916108     878      10,000 SH       SOLE                 10,000 	0	0
AMERICAN EXPRESS CO          COM	        025816109     522      10,100 SH       SOLE                 10,100 	0	0
APPLE INC                    COM   		037833100 154,891     461,438 SH       SOLE                461,438 	0	0
ARCHER DANIELS MIDLAND CO    COM		039483102   6,449     213,903 SH       SOLE                213,903 	0	0
AT&T INC		     COM		00206R102   6,282     200,000 SH       SOLE                200,000 	0	0
BLOCK H & R INC		     COM		093671105     722      45,000 SH       SOLE                 45,000 	0	0
BOEING CO		     COM		097023105  90,479   1,223,843 SH       SOLE		 1,223,843 	0	0
BP PLC			     SPONSORED ADR	055622104 192,804   4,353,225 SH       SOLE		 4,353,225 	0	0
BUCKEYE PARTNERS L P	     UNIT LTD PARTN	118230101  13,357     206,900 SH       SOLE                206,900 	0	0
CF INDS HLDGS INC	     COM		125269100  26,436     186,603 SH       SOLE                186,603 	0	0
CHUBB CORP		     COM		171232101   9,896     158,056 SH       SOLE                158,056 	0	0
CIGNA CORP		     COM		125509109  23,679     460,408 SH       SOLE   	           460,408 	0	0
CISCO SYS INC		     COM		17275R102  23,343   1,495,400 SH       SOLE		 1,495,400 	0	0
COMCAST CORP NEW	     CL A		20030N101  46,377   1,830,200 SH       SOLE		 1,830,200 	0	0
CONOCOPHILLIPS		     COM		20825C104  88,501   1,177,031 SH       SOLE		 1,177,031 	0	0
CONSOLIDATED EDISON INC	     COM		209115104  35,358     664,124 SH       SOLE                664,124 	0	0
DELTA AIR LINES INC DEL	     COM NEW    	247361702  28,509   3,108,922 SH       SOLE		 3,108,922 	0	0
DISCOVER FINL SVCS	     COM		254709108     535      20,000 SH       SOLE                 20,000 	0	0
DPL INC			     COM		233293109   3,797     125,900 SH       SOLE	           125,900 	0	0
DUKE ENERGY CORP NEW	     COM	        26441C105  34,461   1,830,129 SH       SOLE		 1,830,129 	0	0
LILLY ELI & CO		     COM		532457108  21,310     567,822 SH       SOLE                567,822 	0	0
EMBRAER S A		     SP ADR REP 4 COM	29082A107   6,856     222,734 SH       SOLE                222,734 	0	0
ENERGIZER HLDGS INC	     COM		29266R108   2,525      34,900 SH       SOLE                 34,900 	0	0
ENTERGY CORP NEW	     COM		29364G103  13,588     199,000 SH       SOLE                199,000 	0	0
EVEREST RE GROUP LTD	     COM  		G3223R108  16,903     206,769 SH       SOLE 	           206,769 	0	0
EXELON CORP		     COM		30161N101  13,687     319,500 SH       SOLE                319,500 	0	0
FEDEX CORP		     COM		31428X106  75,829     799,458 SH       SOLE 		   799,458 	0	0
FIRSTENERGY CORP	     COM		337932107  24,556     556,202 SH       SOLE    		   556,202 	0	0
GOOGLE INC		     CL A		38259P508  38,181      75,400 SH       SOLE 	            75,400 	0	0
HEWLETT PACKARD CO	     COM		428236103   8,918     245,000 SH       SOLE   	           245,000 	0	0
INTEL CORP	             COM		458140100  26,903   1,214,033 SH       SOLE		 1,214,033 	0	0
INTERNATIONAL BUSINESS MACHS COM		459200101  85,312     497,300 SH       SOLE  	 	   497,300 	0	0
ITAU UNIBANCO HLDG SA	     SPON ADR REP PFD	465562106   3,882     164,859 SH       SOLE		   164,859 	0	0
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER	494550106  22,245     306,400 SH       SOLE  	           306,400 	0	0
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP	559080106  13,314     222,905 SH       SOLE  	           222,905 	0	0
MCDONALDS CORP		     COM		580135101  45,607     540,877 SH       SOLE                540,877 	0	0
MICRON TECHNOLOGY INC	     COM		595112103  22,893   3,060,556 SH       SOLE		 3,060,556 	0	0
PARTNERRE LTD		     COM		G6852T105   9,015     130,930 SH       SOLE   	           130,930 	0	0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN	726503105   7,955     124,300 SH       SOLE   	           124,300 	0	0
POTASH CORP SASK INC	     COM		73755L107   1,368      24,000 SH       SOLE	            24,000 	0	0
PPL CORP		     COM		69351T106   4,316     155,100 SH       SOLE                155,100 	0	0
PROGRESS ENERGY INC	     COM		743263105   9,663     201,280 SH       SOLE                201,280 	0	0
RENAISSANCERE HOLDINGS LTD   COM		G7496G103   9,793     140,000 SH       SOLE                140,000 	0	0
SANDISK CORP		     COM		80004C101   4,123      99,346 SH       SOLE                 99,346 	0	0
SOUTHERN CO		     COM		842587107  36,394     901,300 SH       SOLE                901,300 	0	0
SPDR GOLD TRUST		     GOLD SHS		78463V107  40,719     278,900 SH       SOLE                278,900 	0	0
TIME WARNER CABLE INC	     COM		88732J207  51,657     661,925 SH       SOLE                661,925 	0	0
TYSON FOODS INC	             CL A	        902494103  35,792   1,843,027 SH       SOLE		 1,843,027 	0	0
UNITED CONTL HLDGS INC	     COM		910047109  18,082     799,017 SH       SOLE                799,017 	0	0
VALE S A		     ADR		91912E105  13,419     420,000 SH       SOLE                420,000 	0	0
VERIZON COMMUNICATIONS INC   COM		92343V104   5,983     160,700 SH       SOLE                160,700 	0	0
VODAFONE GROUP PLC NEW	     SPONS ADR NEW	92857W209  88,712   3,320,061 SH       SOLE		 3,320,061 	0	0
WELLPOINT INC		     COM		94973V107  26,679     338,699 SH       SOLE                338,699 	0	0